Stock Option Plan - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 29, 2015	Jul. 06, 2017	Aug. 26, 2017	Aug. 27, 2016	Dec. 27, 2014
Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			27.50%
Expected dividend yield			0.00%
Expected option term			6 years
Risk-free rate of return			1.975%
(Predecessor) | Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	55.00%	55.00%		55.00%
Expected volatility minimum					40.00%
Expected volatility maximum					45.00%
Expected dividend yield	0.00%	0.00%		0.00%	0.00%
Expected option term					6 years 3 months
Risk-free rate of return minimum	1.62%	1.62%		1.62%	1.08%
Risk-free rate of return maximum	1.74%	1.74%		1.74%	1.16%
(Predecessor) | Minimum | Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	5 years 1 month 6 days	5 years 1 month 6 days		5 years 1 month 6 days
(Predecessor) | Maximum | Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	6 years 6 months	6 years 6 months		6 years 6 months